NET LOSS PER SHARE (Tables)	12 Months Ended
Jan. 02, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table presents the calculation of basic and diluted net loss per share attributable to stockholders:

	Fiscal Year Ended
(In thousands, except per share data)	January 2, 2022	January 3, 2021	December 29, 2019
Net loss:
Net loss attributable to stockholders	(254,520)	(142,631)	(183,059)

Number of shares:
Basic and diluted weighted-average common shares(1), (2)	37,457	24,502	21,265

Basic and diluted net loss per share(1), (2)	(6.79)	(5.82)	(8.61)

(1)Basic and diluted loss per share for fiscal year 2019 was calculated assuming the numbers of shares issued as part of the Spin-off to provide comparative figures to fiscal years 2020 and 2021 results.

(2)As a result of our net loss attributable to stockholders for fiscal years 2020 and 2021, the inclusion of all potentially dilutive restricted stock units, and common shares under the Green Convertible Notes would be anti-dilutive. Therefore, these were excluded from the computation of the weighted-average shares for diluted net loss per share.